OMB APPROVAL
OMB Number: 3235-0570 Expires: Oct. 31, 2006 Estimated average burden hours per response: 5.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-2320

Vestaur Securities Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual nnual filing for 1 of its series, Vestaur Securities Fund, for the year ended November 30, 2004. This 1 series has a November 30 fiscal year end.

Date of reporting period: November 30, 2004

Item 1 - Reports to Stockholders.

Vestaur Securities Fund

Annual Report To Shareholders

November 30, 2004

ADVISOR

Evergreen Investment Management Company, LLC
(a subsidiary of Wachovia Corporation)

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	AUTOMATIC DIVIDEND INVESTMENT PLAN
24	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.225.1587 ext. 3533 or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting the SEC's Web site at http://www.sec.gov.

LETTER TO SHAREHOLDERS

Annual report for the 12-month period ended November 30, 2004

Dear Fellow Shareholders:

On a total return basis (i.e., price change plus coupon payments), the performance of the bond market in fiscal 2004 turned out to be much better than the consensus view toward the end of 2003. Pessimism over the outlook for inflation and fear of higher interest rates quickly faded in early 2004 as employment growth remained anemic, inflation tame and the Federal Reserve accommodative. Yield on the benchmark 10-year Treasury fell to 3.68% before reversing direction in the spring months to peak at 4.87% . Stronger than expected employment statistics, surging commodity and energy prices and a sudden pick up in core inflation fueled the rise in rates. The subsequent decision of the Federal Reserve to remove policy accommodation at a measured pace, together with better inflation news and mounting evidence that the economy was entering a "soft patch" calmed market fears that monetary policy had fallen behind the curve. Yields on Treasury securities maturing in 5 years and longer fell steadily during the summer months. Yields did not rebound until market hope for a pause in the tightening of monetary policy toward year-end was dashed by report of a 337,000 increase in non-farm payroll in October. The market rally in the second half of fiscal 2004 left the yield on the 10-year Treasury at 4.35% at the end of November 2004, virtually unchanged from its year ago level of 4.33% . Yields on Treasuries maturing in less than 10 years did experience a net increase of as much as 95 basis points as the yield curve flattened in response to higher short-term interest rates. Over the fund's fiscal year, the Lehman Treasury Index returned 3.3% led by the benchmark 30-year Treasury, which returned 6.8% as its yield fell 13 basis points.

Mortgage-backed securities and corporate bonds outperformed U.S. Treasuries by significant margins over the fiscal year. The Lehman Mortgage-Backed Index and the Lehman Corporate Index returned 5% and 5.1%, respectively. Mortgage-backed securities were helped by strong demand from institutional investors searching for higher yielding investments with low credit and moderate duration risks. Corporate bonds benefited from improving credit quality and investor's strong appetite for yield in a low interest rate environment. As was the case with fiscal 2003, there was a strong correlation between lower credit ratings and higher total returns. Within the Lehman Corporate Index, AAA-rated corporate bonds returned 3.3% while BBB-rated bonds returned 6.1% . The best performance among domestic bonds was chalked up by the sub-investment grade sector, which registered a total return of 12%. As was the case with investment grade bonds, the riskier the securities, the better were the returns: Ba-rated bonds returned 10% while Caa bonds returned 14.6%.

LETTER TO SHAREHOLDERS continued

The bond market is on the defensive at this writing. A year-end survey conducted by I.S.I. Corporation of institutional bond managers showed portfolio duration as a percentage of benchmark at 97.5%, similar to the level prevailing at the beginning of the year. The negative sentiment is fueled by expectation of further increases of the target Fed funds rate by the Federal Reserve in 2005. Currently market participants are estimating a range of 3% to 4%. Any doubts regarding the Federal Reserve's policy intentions, were laid to rest with the release of the minutes of the Federal Open Market Committee's meeting on December 14 which stated that, "the current level of the real funds rate target remained below the level it most likely would need to reach to keep inflation stable and output at its potential. With the economic expansion more firmly entrenched, cost and price pressures were likely to become a clearer intermediate-term risk to sustained good economic performance absent further reduction of accommodation." Since the yield curve has flattened by more than 125 basis points and the rate differential between Fed Funds and the 10-year Treasury yield is only roughly 200 basis points, the consensus expectation is that long rates will begin to rise with further hikes of the Fed Funds rate.

For the year ended November 30, 2004, the fund's total return on a market value basis was 3.82% . Net assets and net asset value of the fund on November 30, 2004, stood at $97,234,556 and $14.03 per share, respectively, practically the same as $97,227,455 and $14.03 per share respectively, on November 30, 2003. At its December 8, 2004 meeting, the Board of Trustees of the fund declared the regular quarterly income dividend at 21 cents per share. This dividend is payable on January 18, 2005, to shareholders of record on December 31, 2004. The reduction in the payout rate by one cent was necessitated by the difficulty the portfolio managers faced last year in maintaining the book yield of the portfolio when many high yielding corporate bonds were called by issuers to take advantage of refinancing opportunities as corporate bond yields remained near their lowest levels in four decades.

As disclosed in a press release issued following its December 8, 2004 meeting, the Board of Trustees of the fund approved a proposal brought to them by Evergreen Investment Management Company, LLC to reorganize the fund into Evergreen Diversified Bond Fund, an open-end series of Evergreen Fixed Income Trust. Evergreen Diversified Bond Fund seeks to provide maximum income without undue risk of principal by investing primarily in a wide range of debt securities, including Treasury and agency

LETTER TO SHAREHOLDERS continued

securities, mortgage-backed, investment grade corporate and lower-quality corporate debt securities. The Trustees determined that the proposed reorganization was in the best interest of shareholders of the fund. It is currently expected that the merger will result in lower shareholder expenses, increased investment flexibility and the ability for shareholders to redeem shares at net asset value.

On January 13, 2005, the Board of Trustees of the Evergreen Fixed Income Trust considered and approved the proposed merger. This transaction will be submitted to shareholders of the fund for approval at its annual meeting in May.

Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC, with the primary objective of maintaining a high level of current income through a diversified portfolio of fixed income securities. It is anticipated that this team will continue to manage the portfolio following the fund's merger with the Evergreen Diversified Bond Fund. The management team continues to emphasize selectivity and diversification to control portfolio exposure to specific credit risks and believes that the fund is well positioned for the coming market environment.

We would like to take this opportunity to thank you for your ongoing confidence in the fund and look forward to providing you with continued quality investment services.

Sincerely,

Glen T. Insley, CFA

Chairman of the Board of Trustees
January 14, 2005

Special Notice to Shareholders:

Information about Evergreen Investment Management Company, LLC, the fund's investment advisor, can be found by visiting EvergreenInvestments.com. There you will find statements from President and Chief Executive Officer of the Evergreen Funds, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended November 30,
	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 14.03	$ 13.22	$ 13.79	$ 13.44	$ 13.88

Income from investment operations
Net investment income	0.86	0.88	0.93	1.02	1.07
Net realized and unrealized gains or losses investments	0.02	0.85	(0.53)	0.36	(0.47)

Total from investment operations	0.88	1.73	0.40	1.38	0.60
Less distributions from
Net investment income	(0.88)	(0.92)	(0.97)	(1.03)	(1.04)

Net asset value, end of period	$ 14.03	$ 14.03	$ 13.22	$ 13.79	$ 13.44

Market asset value, end of period	$ 12.72	$ 13.10	$ 12.56	$ 14.39	$ 12.63

Total return
Based on market value[2]	3.82%	11.71%	(6.17%)	22.89%	7.39%

Ratios and supplemental data
Net assets, end of period (in thousands)	$ 97,235	$ 97,277	$ 91,666	$ 94,577	$ 91,334
Ratios to average net assets
Expenses [3]	0.94%	0.91%	1.01%	0.98%	0.99%
Net investment income	6.10%	6.43%	6.96%	7.43%	7.89%
Portfolio turnover rate	23%	45%	40%	63%	21%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies ,and began amortizing premiums and accreting discounts on its fixed-income securities. The effects of this change for the year ended November 30, 2002 was a decrease to net investment income per share and an increase to net realized gains or losses per share by $0.03 and $0.03, respectively, and a decrease to the ratio of net investment income to average net assets of 0.25% . The above per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 The market value total return is based on the market value on the first and last day of each period. Dividends and other distributions are reinvested at prices obtained by the Fund's Automatic Dividend Investment Plan. Total return does not reflect brokerage commissions.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.5%
Fixed-rate 2.5%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042 ##	$47,768	$51,685
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042 ##	695,129	746,829
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 ##	778,197	833,702
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042 ##	253,025	271,843
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042 ##	502,115	539,190

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,447,568)		2,443,249

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.0%
Fixed-rate 2.0%
FHLMC:
9.00%, 12/01/2016 ##	407,717	455,331
9.50%, 12/01/2022	48,376	54,415
FNMA:
9.00%, 02/01/2025-09/01/2030	370,326	417,239
10.00%, 09/01/2010- 04/01/2021	249,274	277,825
GNMA:
8.00%, 03/15/2022-08/15/2024	172,423	188,570
8.25%, 05/15/2020	125,973	138,424
8.50%, 09/15/2024-01/15/2027	102,567	112,621
9.00%, 12/15/2019-03/15/2021	69,106	77,699
9.50%, 09/15/2019	81,583	92,202
10.00%, 01/15/2019-03/15/2020	70,165	78,581

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,770,590)		1,892,907

CORPORATE BONDS 82.2%
CONSUMER DISCRETIONARY 18.8%
Auto Components 1.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	500,000	477,666
Dana Corp., 9.00%, 08/15/2011	250,000	301,250
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	250,000	255,625
HLI Operating, Inc., 10.50%, 06/15/2010	211,000	226,825

		1,261,366

Automobiles 1.6%
Chrysler Corp., 7.45%, 03/01/2027	939,000	1,012,290
General Motors Corp., 8.375%, 07/15/2033	500,000	510,362

		1,522,652

Hotels, Restaurants & Leisure 3.4%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	279,687
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	567,722
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	216,000	217,080
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	297,050
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	75,000	79,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
McDonald's Corp., 7.31%, 09/15/2027	$ 1,000,000	$1,065,738
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	273,750
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	271,250
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A#	250,000	246,875

		3,298,652

Household Durables 2.5%
Centex Corp., 7.875%, 02/01/2011	500,000	574,444
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	290,000
Meritage Corp., 9.75%, 06/01/2011	250,000	279,375
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	573,781
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	286,250
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	448,000

		2,451,850

Internet & Catalog Retail 0.6%
InterActiveCorp., 7.00%, 01/15/2013	500,000	546,309

Media 7.5%
CSC Holdings, Inc., 7.625%, 04/01/2011	250,000	268,750
Dex Media West LLC, 8.50%, 08/15/2010	175,000	196,000
Houghton Mifflin Co., 9.875%, 02/01/2013	400,000	442,000
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,203,584
Mediacom Capital Corp., 9.50%, 01/15/2013	400,000	393,000
MediaNews Group, Inc., 6.375%, 04/01/2014	250,000	248,750
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	679,810
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	400,000	480,000
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,418,397

		7,330,291

Specialty Retail 1.8%
CSK Auto, Inc., 7.00%, 01/15/2014	250,000	248,750
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	266,875
Payless Shoesource, Inc., 8.25%, 08/01/2013	215,000	220,913
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	293,750
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	272,500
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	449,000

		1,751,788

Textiles, Apparel & Luxury Goods 0.1%
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	83,063

CONSUMER STAPLES 3.0%
Beverages 1.2%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	581,395
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	557,500

		1,138,895

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.2%
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	$ 250,000	$276,250
Safeway, Inc., 7.25%, 02/01/2031	500,000	556,650
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	378,763

		1,211,663

Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	10,000	10,550
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	250,000	254,375
Dole Food Co., Inc., 7.25%, 06/15/2010	225,000	235,125

		500,050

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	100,000	107,250

ENERGY 8.7%
Energy Equipment & Services 1.1%
Dresser, Inc., 9.375%, 04/15/2011	400,000	442,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	35,000	34,737
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	250,000	261,563
SESI LLC, 8.875%, 05/15/2011	250,000	275,000

		1,013,300

Oil & Gas 7.6%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	785,301
Frontier Oil Corp., 6.625%, 10/01/2011 144A	50,000	51,250
Magellan Midstream Partners LP, 6.45%, 06/01/2014	500,000	538,144
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,856,522
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	437,400
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,827,843
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	282,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	639,442

		7,418,402

FINANCIALS 24.9%
Capital Markets 0.6%
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	605,022

Commercial Banks 1.8%
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	557,500
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,162,406

		1,719,906

Consumer Finance 1.6%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	531,686
GMAC, 6.875%, 09/15/2011	500,000	510,686
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	532,898

		1,575,270

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 2.5%
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	$ 165,000	$193,286
GE Capital Corp., 6.75%, 03/15/2032	500,000	573,315
Household Finance Corp., 7.875%, 03/01/2007	500,000	546,340
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	500,000	550,650
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	573,109

		2,436,700

Insurance 2.1%
Couche Tard LP, 7.50%, 12/15/2013	50,000	54,500
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	400,000	445,000
Fund American Companies, Inc., 5.875%, 05/15/2013	500,000	502,353
Montpelier Re Holdings, Ltd, 6.125%, 08/15/2013	500,000	510,414
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	551,219

		2,063,486

Real Estate 3.0%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	500,000	557,678
Colonial Realty, Ltd., 6.25%, 06/15/2014 REIT	500,000	514,119
Health Care Property, Inc., 6.00%, 03/01/2015 REIT	1,000,000	1,027,638
HRPT Properties Trust, 6.40%, 02/15/2015 REIT	500,000	525,878
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT	20,000	20,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	250,000	269,375

		2,915,188

Trust Preferred 13.3%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,083,372
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	301,912
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,116,940
Citicorp Lease Trust, Ser.1999-1, Class A2, 8.04%, 12/15/2019 144A	500,000	586,032
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	569,497
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	538,866
First Empire Capital Trust I, 8.23%, 02/01/2027	700,000	778,866
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	492,261
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	550,356
Goldman Sachs Capital I, 6.35%, 02/15/2034	600,000	608,718
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	1,000,000	1,079,762
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	942,026
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,448,189
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,908,169
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	941,443

		12,946,409

HEALTH CARE 1.6%
Health Care Providers & Services 1.4%
CIGNA Corp., 8.30%, 01/15/2033	500,000	606,540
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	281,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Service Corp. International, 7.70%, 04/15/2009	$ 250,000	$273,750
Triad Hospitals, Inc., 7.00%, 11/15/2013	250,000	257,500

		1,419,040

Pharmaceuticals 0.2%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	175,000	178,500

INDUSTRIALS 8.4%
Aerospace & Defense 0.9%
Goodrich Corp., 6.80%, 02/01/2018	250,000	269,534
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	588,642

		858,176

Air Freight & Logistics 2.4%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,316,249

Airlines 1.7%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	823,780	807,256
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.30%, 09/01/2010	756,855	618,338
Ser. 2001-1, Class 1C, 7.63%, 04/01/2010	327,862	262,138

		1,687,732

Commercial Services & Supplies 1.3%
Cenveo Corp., 7.875%, 12/01/2013	255,000	242,250
Geo Group, Inc., 8.25%, 07/15/2013	250,000	266,250
Hines Nurseries, Inc., 10.25%, 10/01/2011	175,000	192,063
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	291,250
NationsRent Co., Inc., 9.50%, 10/15/2010	250,000	281,250

		1,273,063

Machinery 1.5%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	278,124
Cummins, Inc., 9.50%, 12/01/2010	25,000	28,563
Navistar International Corp., 7.50%, 06/15/2011	110,000	119,350
Terex Corp., 7.375%, 01/15/2014	240,000	258,600
Toro Co., 7.80%, 06/15/2027	500,000	556,283
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	250,000	248,750

		1,489,670

Road & Rail 0.6%
Union Pacific Corp., 6.625%, 02/01/2029	500,000	538,887

INFORMATION TECHNOLOGY 0.9%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011	115,000	122,475
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	250,000	270,000

		392,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 0.5%
Iron Mountain, Inc., 6.625%, 01/01/2016	$ 250,000	$236,875
Stratus Technologies, Inc., 10.375%, 12/01/2008	250,000	225,000

		461,875

MATERIALS 7.6%
Chemicals 2.2%
Equistar Chemicals LP, 10.625%, 05/01/2011	400,000	464,000
FMC Corp., 10.25%, 11/01/2009	205,000	236,775
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	250,000	298,125
11.625%, 10/15/2010	180,000	215,100
Lyondell Chemical Co.:
9.50%, 12/15/2008	395,000	432,525
10.50%, 06/01/2013	155,000	184,450
Millennium America, Inc., 9.25%, 06/15/2008	250,000	283,125

		2,114,100

Containers & Packaging 2.3%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	450,000	425,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011	200,000	222,500
Owens-Brockway Glass Containers, 6.75%, 12/01/2014 144A#	250,000	251,875
Rock-Tenn Co., 8.20%, 08/15/2011	500,000	586,426
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	527,880
Stone Container Corp., 9.75%, 02/01/2011	250,000	277,500

		2,291,431

Metals & Mining 1.0%
Century Aluminum Co., 7.50%, 08/15/2014 144A	75,000	79,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	100,000	107,500
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	451,000
U.S. Steel Corp., 10.75%, 08/01/2008	260,000	308,100

		945,725

Paper & Forest Products 2.1%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,082,500
Boise Cascade LLC, 7.125%, 10/15/2014 144A	30,000	31,500
Neenah Paper, Inc., 7.375%, 11/15/2014 144A	250,000	255,000
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	658,870

		2,027,870

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 2.4%
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,082,635
Insight Midwest LP, 10.50%, 11/01/2010	400,000	440,000
Qwest Corp., 7.875%, 09/01/2011 144A	225,000	241,312
Telus Corp., 8.00%, 06/01/2011	500,000	585,878

		2,349,825

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 1.7%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	$800,000	$959,113
Intelsat, Ltd., 6.50%, 11/01/2013	750,000	640,402
Rural Cellular Co., 8.25%, 03/15/2012	20,000	21,050

		1,620,565

UTILITIES 4.2%
Electric Utilities 3.8%
Black Hills Corp., 6.50%, 05/15/2013	500,000	508,758
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,647,835
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	553,071

		3,709,664

Multi-Utilities & Unregulated Power 0.4%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	100,000	111,000
Reliant Energy, Inc., 9.50%, 07/15/2013	250,000	288,125

		399,125

Total Corporate Bonds (cost $73,993,003)		79,971,484

MUNICIPAL OBLIGATIONS 0.5%
HOUSING 0.5%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,994)	500,000	528,195

YANKEE OBLIGATIONS-CORPORATE 7.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Rogers Cable, Inc., 6.75%, 03/15/2015 144A	125,000	127,500

CONSUMER STAPLES 1.0%
Beverages 1.0%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	750,000	930,000

ENERGY 0.8%
Oil & Gas 0.8%
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	729,000

FINANCIALS 0.8%
Commercial Banks 0.8%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	810,000

INDUSTRIALS 1.2%
Industrial Conglomerates 1.2%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	550,649
7.00%, 06/15/2028	500,000	566,361

		1,117,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 0.0%
Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	$ 25,000	$26,875

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.3%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	894,233
France Telecom SA, 9.25%, 03/01/2031	1,000,000	1,324,102

		2,218,335

Wireless Telecommunications Services 1.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	295,625
Vodafone Group plc, 7.75%, 02/15/2010	700,000	810,443

		1,106,068

Total Yankee Obligations-Corporate (cost $6,203,177)		7,064,788

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.9%
Residential Accredit Loans, Inc., Ser. 1997-QS3, Class M2, 7.75%, 04/25/2027
(cost $901,563)	891,258	890,817

	Shares	Value

PREFERRED STOCK 0.7%
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Centaur Funding Corp., 9.08%, 04/21/2020 144A (cost $625,025)	500	645,938

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.6%
REPURCHASE AGREEMENT 2.6%
State Street Corp. 1.88%, dated 11/30/2004, due 12/1/2004,
maturity value $2,494,323 (cost $2,494,193) †	$ 2,494,193	2,494,193

Total Investments (cost $88,974,113) 98.7%		95,931,571
Other Assets and Liabilities 1.3%		1,302,985

Net Assets 100.0%		$97,234,556

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery securities
†	The repurchase agreement is fully collateralized by $2,585,000 FNMA, 1.75%, 03/30/2006; value including accrued interest is $2,557,795.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
RB	Revenue Bond
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of November 30, 2004 (unaudited):

AAA	5.3%
AA	3.6%
A	20.8%
BBB	44.0%
BB	8.8%
B	14.9%
NR	2.6%

100.0%

The following table shows the percent of total bonds by maturity as of November 30, 2004 (unaudited):

1 to 3 year(s)	7.9%
3 to 5 years	5.6%
5 to 10 years	43.4%
10 to 20 years	11.7%
20 to 30 years	28.8%
Greater than 30 years	2.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004

Assets
Investments in securities, at value (cost $88,974,113)	$95,931,571
Cash	11,351
Principal paydown receivable	56,061
Interest receivable	1,966,701
Prepaid expenses and other assets	867

Total assets	97,966,551

Liabilities
Payable for securities purchased	589,022
Advisory fee payable	51,728
Accrued expenses and other liabilities	91,245

Total liabilities	731,995

Net assets	$97,234,556

Net assets represented by
Common stock, par value $0.01 per share, 10,000,000 shares authorized,
6,932,054 shares issued and outstanding	$69,321
Capital in excess of par value	99,073,733
Accumulated net realized losses on investments	(8,865,956)
Net unrealized gains on investments	6,957,458

Total net assets	$97,234,556

Shares outstanding	6,932,054

Net asset value per share	$14.03

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended November 30, 2004

Investment income
Interest	$6,783,187
Dividend	58,035

Total investment income	6,841,222

Expenses
Advisory fee	656,663
Trustees' fees and expenses	82,406
Printing and postage expenses	55,086
Custodian and accounting fees	24,336
Professional fees	49,886
Other	75,367

Total expenses	943,744
Less: Expense reductions	(884)
Fee waivers	(28,638)

Net expenses	914,222

Net investment income	5,927,000

Net realized and unrealized gains or losses on investments
Net realized gains on investments	650,032
Net change in unrealized gains or losses on investments	(519,723)

Net realized and unrealized gains or losses on investments	130,309

Net increase in net assets resulting from operations	$6,057,309

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2004	2003

Operations
Net investment income	$5,927,000	$6,123,455
Net realized gains on investments	650,032	84,232
Net change in unrealized gains or losses on investments	(519,723)	5,781,255

Net increase in net assets resulting from operations	6,057,309	11,988,942

Distributions to common shareholders from
Net investment income	(6,100,208)	(6,377,490)

Total increase (decrease) in net assets	(42,899)	5,611,452
Net assets
Beginning of period	97,277,455	91,666,003

End of period	$97,234,556	$97,277,455

Undistributed net investment income	$0	$0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

Vestaur Securities Fund (the "Fund") (formerly, Vestaur Securities, Inc.) is a Delaware statutory trust registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with its custodian bank, State Street Corp.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. Distributions from net realized capital gains, if any, are paid at least annually. These distributions are recorded on the ex-dividend date and are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to premium amortization and discount accretion.

Shareholders have the option of receiving their dividends in cash or in the Fund's common stock in accordance with the Fund's Automatic Dividend Investment Plan. For those dividends paid in common stock, the Fund attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Fund will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid.

NOTE 3. ADVISORY FEE AND AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC ("EIMC"), an indirect wholly-owned subsidiary of Wachovia Corporation, is the investment advisor for the Fund and is paid an annual fee of 0.50% of the Fund's average monthly net assets plus 2.50% of the Fund's investment income.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended November 30, 2004, the investment advisor waived its fee in the amount of $28,638, which represents 0.03% of the Fund's average monthly net assets.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the year ended November 30, 2004 and the year ended November 30, 2003, the Fund issued no additional shares of common stock.

NOTES TO FINANCIAL STATEMENTS continued

NOTE 5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of non-U.S. Government securities (excluding short-term securities) for the year ended November 30, 2004 were $22,042,910 and $21,797,192, respectively. Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $2,984,715 and $0, respectively.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $89,610,255. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,118,611 and $797,295, respectively, with a net unrealized appreciation of $6,321,316.

As of November 30, 2004, the Fund had $8,229,814 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$297,773	$1,451,536	$3,049,670	$3,430,835

NOTE 6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

As of November 30, 2004, the components of distributable earnings on a tax basis consisted of unrealized appreciation in the amount of $6,321,316 and capital loss carryover in the amount of $8,229,814.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and discount accretion.

The tax character of distributions paid was as follows:

	Year Ended November 30,

	2004	2003

Ordinary Income	$6,100,208	$ 6,377,490

NOTE 8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

NOTE 9. LITIGATION

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC's opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

NOTE 10. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. ("EIS") and Evergreen Service Company, LLC ("ESC") (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by funds advised by EIMC.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on funds advised by EIMC. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased

NOTES TO FINANCIAL STATEMENTS continued

redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the funds.

NOTE 11. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On December 8, 2004, the Fund declared a dividend of $0.21 per share which will be payable on January 18, 2005 to shareholders of record as of December 31, 2004.

This distribution is not reflected in the accompanying financial statements.

NOTE 12. SUBSEQUENT EVENT

At a regular meeting of the Board of Trustees held on December 8, 2004, the Trustees of the Fund approved a proposal brought to them by EIMC to reorganize the Fund into Class I shares of Evergreen Diversified Bond Fund, an open-end series of Evergreen Fixed Income Trust. The Board of Trustees of Evergreen Diversified Bond Fund also approved the proposal at a special meeting held on January 13, 2005.

A meeting of shareholders of the Fund will be held on May 11, 2005 to consider and vote on the reorganization. On or about March 14, 2005, materials for this meeting will be mailed to shareholders of record on February 28, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Vestaur Securities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Vestaur Securities Fund (formerly, Vestaur Securities, Inc.), as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vestaur Securities Fund, as of November 30, 2004, the results of its operations, changes in its net assets and financial highlights for the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
January 14, 2005

AUTOMATIC DIVIDEND INVESTMENT PLAN (unaudited)

Any registered shareholder of Vestaur Securities Fund may participate in the Automatic Dividend Investment Plan (the "Plan"), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Fund by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, P.O. Box 43069, Providence, RI 02940-3069 or call 1-781-575-2724.

BOARD OF TRUSTEES1 , 2 AND OFFICERS

Steven S. Elbaum	Principal occupations: Chairman and Chief Executive Officer of The Alpine Group, Inc. (holding
Trustee	company); Chairman of the Board of Spherion Corporation (staffing and consulting); Formerly,
DOB: 12/27/1948	Chairman of the Board of Superior Telecom, Inc. (wire and cable producer).
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1999
Other directorships: None

Paul B. Fay, Jr.	Principal occupations: President, The Fay Improvement Company (service provider to money
Trustee	managers); Trustee of Odell Charitable Foundation and Naval War College Foundation
DOB: 7/8/1918	(Emeritus); Director of First American Corporation (financial holding company); Director,
200 Berkeley St.	OptimumBank.com (commercial bank); Director, Retirement Capital Group (investments);
21st Floor	Formerly, Director, Compensation Resource Group Incorporated (national executive
Boston, MA 02116-5034	compensation consulting firm).
Term of office since: 1972
Other directorships: None

Glen T. Insley[3]	Principal occupations: Chairman of the Board of the Fund: Vice President and Managing
Trustee/Chairman of the Board	Director of Risk Management, Evergreen Investment Management Company, LLC; Senior Vice
DOB: 7/7/1946	President, Wachovia.
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1998
Other directorships: None

John C. Jansing, Sr.	Principal occupations: Director, The Alpine Group Inc. (holding company); Director Emeritus,
Trustee	Lord Abbett & Co. (managed group of mutual funds); Formerly, Director, Superior Telecom, Inc.
DOB: 11/2/1925	(wire and cable producer).
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1972
Other directorships: Director
Emeritus, Lord Abbett & Co.

Mike Koonce	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia.
DOB: 4/20/1960
200 Berkeley St.
26st Floor
Boston, MA 02116-5034
Term of office since: 2004

Carol Kosel	Principal occupations: Senior Vice President, Director of Fund Administration, Evergreen
Treasurer	Investment Services, Inc.
DOB: 12/25/1963
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1999

BOARD OF TRUSTEES1 , 2 AND OFFICERS continued

Charles P. Pizzi	Principal occupations: President and Chief Executive Officer, Tasty Baking Company (food
Trustee	products); Formerly, President, Greater Philadelphia Chamber of Commerce.
DOB: 10/1/1950
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1997
Other directorships: None

Philip R. Reynolds	Principal occupations: Treasurer and Trustee of J. Walton Bissell Foundation (independent
Trustee	foundation).
DOB: 6/28/1927
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1972
Other directorships: None

Marciarose Shestack	Principal occupations: Freelance broadcast journalist and public relations consultant.
Trustee
DOB: 2/15/1934
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1972
Other directorships: None

Robert E. Shultz	Principal occupations: Partner, TSW Associates (executive recruiting); Chairman, Membership
Trustee	Committee, Institute for Quantitative Research in Finance (research); Director, General Motors
DOB: 3/21/1940	Asset Management, Absolute Return Strategies Fund (investments); Director, LIM Asia Arbitrage
200 Berkeley St.	Fund (investments); Special Adviser, International Pension and Economic Research Institute,
21st Floor	Tokyo, Japan (investments); Member, Investment Advisory Committee, Christian Brothers
Boston, MA 02116-5034	Investment Services (investments); Member, Investment Sub-Committee, Ascension Health
Term of office since: 1999	(investments); Member, Investment Advisory Committee, RCP Advisors; Member, Advisory
Other directorships: Director,	Committee, Resolution Capital (investments).
General Motors Asset Management,
Absolute Return Strategies Fund

Dung Vukhac [3]	Principal occupations: Vice President and Managing Director of Client Services, EIMC; Senior
Trustee/President	Vice President, Wachovia; Formerly, Managing Director, Senior Vice President, Fixed Income
DOB: 1/1/1944	Services, CoreStates Investment Advisers, Inc. (investments).
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 2001
Other directorships: None

1 The Board of Trustees oversees one mutual fund.

2 All Trustees are elected to serve a one-year term.

3 As an officer of Evergreen Investment Management Company, LLC, the Company's investment advisor, the Trustee is considered an "interested person" of the Fund.

Custodian
State Street Corp.
Box 9021
Boston, MA 02205-9827

Transfer Agent, Dividend Disbursing Agent
Registrar & Shareholder Relations
EquiServe
P.O. Box 43069
Providence RI 02940-3069
(781) 575-2724

The common stock of
Vestaur Securities Fund is listed on the
American Stock Exchange, Symbol VES.

1/2005

Vestaur Securities Fund
Evergreen Investment Management Company, LLC
123 South Broad Street, 2nd Floor
Philadelphia, PA 19109

1/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$18,500	$22,500

Audit-related fees	0	0

Audit and audit-related fees	18,500	22,500

Tax fees	1,800	0

All other fees	0	0

Total fees	$20,300	$22,500

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the "Advisor"). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Vestaur Securities Fund

By: _______________________
Glen T. Insley,
Principal Executive Officer

Date: Januart 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Glen T. Insley,
Principal Executive Officer

Date: Januart 26, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: Januart 26, 2004

Proxy Voting Policy and Procedures

Evergreen Investment Management Company, LLC - June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee), which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Proxy Voting Guideline Summary

I. The Board of Directors
II. Proxy Contests III. Auditors
IV. Proxy Contest Defenses
V. Tender Offer Defenses
VI. Miscellaneous Governance Provisions
VII. Capital Structure
VIII. Executive and Director Compensation
IX. State of Incorporation
X. Mergers and Corporate Restructurings
XI. Mutual Fund Proxies
XII. Social and Environmental Issues

I. The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

• Attend less than 75 percent of the board and committee meetings without a valid excuse

• Implement or renew a dead-hand or modified dead-hand poison pill

• Ignore a shareholder proposal that is approved by a majority of the shares outstanding

• Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

• Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

• Are inside directors and sit on the audit, compensation, or nominating committees

• Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III. Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

IV. Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause. Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent. Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V. Tender Offer Defenses Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill. Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers. Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI. Miscellaneous Governance Provisions Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII. Capital Structure Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures. Stock Distributions: Splits and Dividends Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy - Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

• Adverse governance changes

• Excessive increases in authorized capital stock

• Unfair method of distribution

• Diminution of voting rights • Adverse conversion features

• Negative impact on stock option plans

• Other alternatives such as spinoff

VIII. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis. Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis. Director Compensation Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis. OBRA-Related Compensation Proposals:

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

• Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Employee Stock Ownership Plans (ESOPs) Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X. Mergers and Corporate Restructurings Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis. Spinoffs Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. Asset Sales Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Changing Corporate Name Vote for changing the corporate name.

XI. Mutual Fund Proxies Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

• Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent

• Ignore a shareholder proposal that is approved by a majority of shares outstanding

• Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

• Are interested directors and sit on the audit or nominating committee

• Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares. Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation. Changes to the Charter Document Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure. Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals

• Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

• Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

• Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

XII. Social and Environmental Issues Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns. South Africa In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests. Maquiladora Standards and International Operations Policies In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.